Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenue	$ 24,023	$ 52,259	$ 40,272	$ 94,101	$ 95,653	$ 223,927
Cost of revenue						43,321
Gross margin					95,653	180,606
Operating expenses
Compensation	451,041	709,298	1,102,829	1,255,408	1,480,082	1,134,170
Consulting fees	350,804	37,565	446,603	177,570	1,216,189	1,350,917
Share based payments					1,262,377	332,711
General and administrative	787,881	253,015	1,380,120	636,753	1,699,333	1,054,564
Total operating expenses	1,589,726	999,878	2,929,552	2,069,731	5,657,981	3,872,362
Loss from operations	(1,565,703)	(947,619)	(2,889,280)	(1,975,630)	(5,562,328)	(3,691,756)
Other income (expenses)
Interest expense	(341,071)	(87,318)	(609,196)	(144,705)	(477,005)	(3,474,529)
Accretion of debt discount and issuance cost	(415,045)	(431,720)	(589,933)	(724,900)	(1,828,027)	(235,622)
Change In derivative liability					(64,346)
Settlement of vendor liabilities			1,875	(110,674)	167,905
Loss on extinguishment of debt	(89,419)		(431,786)		(906,531)
Gain on settlement of debt			13,452		2,079
Impairment of minority investment					(83,333)
Gain on the sale of assets						10,000
Other income (expenses), net	(845,535)	(519,038)	(1,615,588)	(980,279)	(3,189,258)	(3,700,151)
Loss before income tax provision	(2,411,238)	(1,466,657)	(4,504,868)	(2,955,909)	(8,751,586)	(7,391,907)
Income tax provision
Net loss	(2,411,238)	(1,466,657)	(4,504,868)	(2,955,909)	(8,751,586)	(7,391,907)
Deemed dividend	65,823	67,888	129,858	131,867	297,323	247,128
Net loss attributable to common shareholders	$ (2,477,061)	$ (1,534,545)	$ (4,634,726)	$ (3,087,776)	$ (9,048,909)	$ (7,639,035)
Per-share data
Basic and diluted loss per share	$ (0.06)	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.23)	$ (0.24)
Weighted average number of common shares outstanding	40,524,432	38,014,509	40,230,654	37,247,125	38,601,987	32,046,149